INCOME TAX (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards								$ 8,850,000	$ 13,483,000	$ 8,850,000
Total								22,025,000	37,739,000	22,025,000
Valuation Allowance								(1,145,000)	(8,464,000)	(1,145,000)	$ (513,000)
Total deferred tax assets, net								20,880,000	29,275,000	20,880,000
Federal
Deferred Federal Income Tax Expense (Benefit)									173,000	(4,617,000)	(15,230,000)
State and Local
Current									529,000	179,000	201,000
Deferred									81,000	(901,000)	(3,003,000)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount									7,319,000	632,000	513,000
Income tax expense (benefit)	$ (4,359,000)		$ (1,584,000)						111,000	$ (3,368,000)	$ (17,545,000)
Operating Loss Carryforwards									$ 42,900,000
Effective Income Tax Rate Reconciliation, Percent
Income tax provision	50.20%		25.20%						(0.20%)	13.60%	12.00%
CIK 0001846136 Riverview Acquisition Corp
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards								31,111		$ 31,111
Startup/Organization Expenses								149,455		149,455
Unrealized gain/loss - Trust								(2,137)		(2,137)
Total								178,429		178,429
Valuation Allowance								(178,429)		(178,429)
Federal
Deferred Federal Income Tax Expense (Benefit)								(178,429)
State and Local
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount								178,429
Income tax expense (benefit)		$ 34,787		$ 0	$ 0	$ 34,787
Operating Loss Carryforwards								$ 148,147		$ 148,147
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate		21.00%		21.00%		21.00%	21.00%	21.00%
State taxes, net of federal tax benefit								0.00%
Change in fair value of warrants								(28.50%)
Change in fair value of over-allotment liability								(0.40%)
Transaction costs								4.80%
Meals and entertainment								0.00%
Valuation allowance								3.10%
Income tax provision		0.33%		0.00%		0.34%	0.00%	0.00%